Note 7 - Other Real Estate Owned (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Real Estate	$ 6,439,226	$ 8,839,103	$ 10,401,832	$ 15,502,462
Other Real Estate, Foreclosed Assets, and Repossessed Assets	431,194
Mortgage Loans in Process of Foreclosure, Amount	$ 204,403